Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A ordinary shares USD ($)	Dec. 31, 2011 Class A ordinary shares CNY	Dec. 31, 2010 Class A ordinary shares CNY	Dec. 31, 2011 Class B ordinary shares USD ($)	Dec. 31, 2011 Class B ordinary shares CNY	Dec. 31, 2010 Class B ordinary shares CNY
Current assets:
Cash and cash equivalents	$ 291,628	1,835,476	1,571,771
Restricted cash	3,235	20,363	5,432
Short-term investments	350,976	2,209,007	597,614
Marketable securities	610	3,837	5,378
Accounts receivable, net of allowance for doubtful accounts	11,560	72,757	48,386
Accounts receivable due from related parties	64,499	405,953	389,890
Deferred licensing fees and related costs	3,142	19,776	44,455
Prepayments and other current assets	28,915	181,985	132,766
Other receivables due from related parties	147,984	931,395	531,888
Deferred tax assets	11,878	74,765	66,884
Total current assets	914,427	5,755,314	3,394,464
Time deposits with maturity over one year			1,215,274
Investment in affiliated companies	6,019	37,882	31,452
Property and equipment, net	36,619	230,475	195,420
Intangible assets	158,050	994,748	1,269,664
Goodwill	78,189	492,116	486,907
Long-term rental deposits	15,115	95,135	62,355
Other long term assets	51,888	326,579	104,484
Non-current deferred tax assets	4,185	26,338	19,603
Total assets	1,264,492	7,958,587	6,779,623
Current liabilities:
Short-term borrowings	136,457	858,849
Accounts payable	6,094	38,355	64,609
Accounts payable due to related parties	12,290	77,349	65,284
Licensing fees and royalty fees payable	29,906	188,224	245,988
Taxes payable	30,279	190,574	146,446
Deferred revenue	27,556	173,436	233,743
Other payables and accruals	66,092	415,977	366,050
Other payables due to related parties	20,005	125,910	950,743
Deferred tax liabilities	11,585	72,910	69,684
Dividends payable	289,695	1,823,314
Total current liabilities	629,959	3,964,898	2,142,547
Long-term liabilities	10,942	68,863	30,894
Non-current deferred tax liabilities	41,339	260,186	297,200
Non-current deferred revenue	7,569	47,641	50,168
Total liabilities	689,809	4,341,588	2,520,809
Commitments and contingencies
Redeemable non-controlling interests	2,220	13,971
EQUITY
Ordinary shares				115	725	1,190	6,386	40,193	40,193
Additional paid-in capital	248,072	1,561,343	1,419,666
Statutory reserves	23,369	147,083	141,563
Accumulated other comprehensive loss	(10,880)	(68,480)	(40,734)
Retained earnings	264,543	1,665,006	2,458,072
Total Shanda Games Limited shareholders' equity	531,605	3,345,870	4,019,950
Non-controlling interests	40,858	257,158	238,864
Total equity	572,463	3,603,028	4,258,814
Total liabilities and equity	$ 1,264,492	7,958,587	6,779,623